Business Combination - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Dec. 04, 2012	Dec. 31, 2012 Playa Vista [Member]
Business Acquisition [Line Items]
Aggregate purchase price of Playa Capital Company LLC	$ 257.8
Cost of acquisition		$ 0.3